Note 10 - Cost Method Investment	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]
10.	COST METHOD INVESTMENT

In 2012, the Group made a cost method investment. The carrying amount of the cost method investments was $802,202 as of December 31, 2012. As result of an addition investment of $309,698 in 2013, the carrying balance of such investment was $1,138,899 as of December 31, 2013. The investment is still recorded as a cost method investment, as the Company did not have a significant influence to the investee. There was no impairment of the Group's cost method investment for the year ended December 31, 2012 and 2013.

The following table presents changes in cost method investment for the years ended December 31, 2012 and 2013, respectively:

	December 31,
	2012	2013
Beginning balance	$-	$802,202
Purchases	802,202	309,698
Exchange difference	-	26,999
Ending balance	$802,202	$1,138,899